Goodwill and Intangible Assets, Net - Summary of Amortization Expense (Details) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,292	$ 666
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	236	141
Research and Development Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	743	12
Selling, General and Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 313	$ 513